Right-of-use assets and Lease liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Depreciation of right-of-use assets	$ 81	$ 79	$ 66
Additions to right-of-use assets	115	107
Total lease liabilities	406	385
Current lease liabilities	67	70
Non-current lease liabilities	$ 339	$ 315